Schedule of Non-cancellable Lease Contract (Details)		12 Months Ended
	Oct. 01, 2020	Sep. 30, 2025	Sep. 30, 2024
Rou Assets And Operating Lease Liabilities
Description of lease	12 months or less	Office at Hong Kong Science Park, Hong Kong	Office at Hong Kong Science Park, Hong Kong
Lease term		3 years from June 16, 2024 to June 16, 2027	3 years from June 17, 2021 to June 16, 2024